SUPPLEMENT DATED DECEMBER 22, 2006
                     TO THE PROSPECTUS DATED MAY 1, 2006 FOR

                               JNL ADVISOR VUL(SM)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                 THROUGH JACKSON NATIONAL(R) SEPARATE ACCOUNT IV

THIS SUPPLEMENT UPDATES THE PROSPECTUS FOR CONTRACTS SOLD ON OR AFTER JANUARY 16, 2007. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

* Five new Investment Divisions of the Separate Account are available, each of which invests in the following funds - all Class B shares.

JNL SERIES TRUST

         JNL/Credit Suisse Global Natural Resources Fund
         JNL/Credit Suisse Long/Short Fund
         JNL/Franklin Templeton Global Growth Fund
         JNL/Franklin Templeton Mutual Shares Fund
         JNL/PIMCO Real Return Fund

* Also, please note the following fund name changes.

JNL SERIES TRUST

         JNL/PPM America Value Equity Fund (FORMERLY, JNL/PUTNAM VALUE EQUITY
           FUND)
         JNL/Western Asset High Yield Bond Fund (FORMERLY, JNL/WESTERN HIGH
           YIELD BOND FUND)
         JNL/Western Asset Strategic Bond Fund (FORMERLY, JNL/WESTERN STRATEGIC
           BOND FUND)
         JNL/Western Asset U.S. Government & Quality Bond Fund (FORMERLY,
           JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND)

--------------------------------------------------------------------------------
* Under CHARGES ASSESSED AGAINST THE PORTFOLIOS, please replace the minimum and maximum section with the following.


                                                                                    MINIMUM             MAXIMUM

Total Annual Portfolio Operating Expenses (16)                                       0.40%               1.70%
(expenses that are deducted from portfolio assets, including management and administrative fees, 12b-1 service fees and other expenses)

(16) The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2005 for the portfolios in which the Separate Account invests. The Minimum fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2005 for the portfolios in which the Separate Account invests. The Maximum fees and expenses reflected in this table are expressed as a percentage of average net assets reflect an annualized estimate for the first fiscal year of operations for the JNL/Credit Suisse Long/Short Fund.

* Under CHARGES ASSESSED AGAINST THE PORTFOLIOS, under "Individual Portfolio Company Annual Expenses," please note the expenses charged by the following five newly available funds. In addition, please note the revised expenses charged by JNL/PPM America Value Equity Fund, formerly JNL/Putnam Value Equity Fund. Also, the below footnotes replace the corresponding footnotes in the prospectus.

         INDIVIDUAL PORTFOLIO COMPANY ANNUAL EXPENSES
           (as a percentage of average net assets)


                                                                                                                 TOTAL
                                                                                                                 ANNUAL
                                                                 MANAGEMENT AND      SERVICE        OTHER      PORTFOLIO
                          FUND NAME                                ADMIN FEE A     (12B-1) FEE    EXPENSESB     EXPENSES
--------------------------------------------------------------- ------------------ ------------- ------------ -------------
JNL/Credit Suisse Global Natural Resources Fund                       0.85%            0.00%        0.01%        0.86%
JNL/Credit Suisse Long/Short Fund                                     0.85%            0.00%        0.50% C      1.70%
JNL/Franklin Templeton Global Growth Fund                             0.90%            0.00%        0.01%        0.91%
JNL/Franklin Templeton Mutual Shares Fund                             0.85%            0.00%        0.01%        0.86%
JNL/PIMCO Real Return Fund                                            0.60%            0.00%        0.01%        0.61%
JNL/PPM America Value Equity Fund                                     0.65%            0.00%        0.01%        0.66%

A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital
     Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/ Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Total Annual Portfolio Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the .50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

--------------------------------------------------------------------------------
* Under THE SEPARATE ACCOUNT, with the JNL Series Trust, please add the following information about the newly available funds.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited
    (sub-sub-adviser))

         Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

         Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

         Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

         Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

--------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

* Under THE SEPARATE ACCOUNT, with the JNL Series Trust, please replace the fund objective paragraph for the former JNL/Putnam Value Equity Fund with the following.

JNL/PPM AMERICA VALUE EQUITY FUND (FORMERLY, JNL/PUTNAM VALUE EQUITY FUND)
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

--------------------------------------------------------------------------------
* Under FEDERAL TAX CONSIDERATIONS, in the subsection entitled "Owner Control," please replace the second paragraph with the following.

         The policy will differ from the policies described in the Revenue Ruling in two respects. The first difference is that the policy in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas our policy offers 56 Investment Divisions and at least one Fixed Account. The second difference is that the owner of a policy in the Revenue Ruling could only make one transfer per 30-day period without a fee, whereas a policy owner will be permitted to make up to 15 transfers in any one year without a charge.

--------------------------------------------------------------------------------
* Please replace the section entitled "DISTRIBUTION OF POLICIES" with the following.

         Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the policies. JNLD is a wholly owned subsidiary of Jackson National.

         No commissions are paid to registered representatives who sell the policies. Also, we may use any of our corporate assets to cover the cost of distribution, including any profit from the policy's asset based risk charge and other charges.

         Below is an alphabetical listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

                 A. G. Edwards & Sons, Inc.
                 Centaurus Financial
                 Commonwealth Financial Group, Inc.
                 Fifth Third Securities, Inc.
                 Hantz Financial Services, Inc.
                 IFMG Securities, Inc.
                 Investment Centers of America, Inc.
                 Inter Securities Inc.
                 Invest Financial Corp.
                 Linsco/Private Ledger Corp.
                 Mutual Service Corporation
                 National Planning Corporation
                 Prime Capital Services, Inc.
                 Raymond James & Associates, Inc.
                 Securities America, Inc.
                 SII Investments, Inc.
                 Thrivent Financial for Lutherans
                 Wachovia Securities, LLC
                 WM Financial Services

         Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.

         Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                 o    National Planning Corporation

                 o    SII Investments, Inc.

                 o    IFC Holdings, Inc. d/b/a Invest Financial Corporation

                 o    Investment Centers of America, Inc.

                 o    Curian Clearing LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or Statement Of Additional Information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this policy over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the policy.


(To be used with VC5885 Rev. 05/06)

                                                                     V6053 12/06

                       SUPPLEMENT DATED DECEMBER 22, 2006
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 15, 2006 FOR

                          PERSPECTIVE INVESTOR VUL(SM)
                            ULTIMATE INVESTOR(SM) VUL
                                 ADVISOR VUL(SM)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                 THROUGH JACKSON NATIONAL(R) SEPARATE ACCOUNT IV

       OR ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT IV

THIS SUPPLEMENT UPDATES THE STATEMENT OF ADDITIONAL INFORMATION FOR CONTRACTS SOLD ON OR AFTER JANUARY 16, 2007. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

* Under DISTRIBUTOR, please replace the first paragraph as follows:

         The Policies are distributed by Jackson National Life Distributors LLC ("JNLD"), a subsidiary of Jackson National. JNLD is located at 7601 Technology Way, Denver, Colorado 80237. The Policies are offered on a continuous basis. However, Jackson National reserves the right to discontinue offering the Policies at any time.



(To be used with V5789 05/06, V5889 05/06, NV5789 05/06 and NV5889 05/06)

                                                                     V6051 12/06